Securities (Securities by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities [Abstract]
Available for Sale, Amortized Cost, Due in one year or less	$ 5,661
Available for Sale, Amortized Cost, Due after one year through five years	13,012
Available for Sale, Amortized Cost, Due after five years through ten years	26,289
Available for Sale, Amortized Cost, Due after ten years	32,499
Available for Sale, Amortized Cost, Mortgage-backed securities- government sponsored agencies	63,397
Available for Sale, Amortized Cost, Total	140,858
Available for Sale, Fair Value, Due in one year or less	5,764
Available for Sale, Fair Value, Due after one year through five years	13,308
Available for Sale, Fair Value, Due after five years through ten years	27,238
Available for Sale, Fair Value, Due after ten years	34,436
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	64,325
Available for Sale, Fair Value, Total	145,071
Held to Maturity, Amortized Cost, Due after one year through five years	173
Held to Maturity, Amortized Cost, Total	173
Held to Maturity, Fair Value, Due after one year through five years	177
Held to Maturity, Fair Value, Total	177
Held to Maturity, Fair Value	$ 177	$ 177